Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due from related parties	$ 2,224	$ 2,337
Accounts payable	108,679	73,018
Accrued and other short-term liabilities	151,399	164,269
Receipts in advance	65,324	66,199
Accrued salary and benefits	32,079	29,719
Taxes payable	60,433	56,481
Due to related parties	$ 38,425	$ 23,109
Treasury stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	11,310,800	15,233,300
Class A Ordinary Shares [Member]
Ordinary Shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Shares, shares authorized (in shares)	571,242,125	571,242,125
Ordinary Shares, shares issued (in shares)	123,906,300	123,314,237
Ordinary Shares, shares outstanding (in shares)	112,595,500	108,080,937
Class B Ordinary Shares [Member]
Ordinary Shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Shares, shares authorized (in shares)	278,757,875	278,757,875
Ordinary Shares, shares issued (in shares)	278,757,875	278,757,875
Ordinary Shares, shares outstanding (in shares)	278,757,875	278,757,875
Consolidated VIEs [Member]
Accounts payable	$ 57,051	$ 18,955
Accrued and other short-term liabilities	49,493	44,751
Receipts in advance	3,647	7,889
Accrued salary and benefits	1,692	1,292
Taxes payable	6,582	9,232
Due to related parties	$ 20,552	$ 20,394